Guarantees and Product Warranties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Guarantees and Product Warranties (Textuals)
Maximum future payment obligations	$ 101.1		$ 89.9
Standby letters of credit	30.0		$ 30.0
Changes in warranty liability balance
Beginning Balance	73.6	$ 113.3
Current period accruals	6.2	18.7
Current period settlements	(20.6)	(24.7)
Currency translation adjustment	7.9	(11.9)
Ending Balance	$ 67.1	$ 95.4